Expenses and net other income	12 Months Ended
Dec. 31, 2023
Expenses And Net Other Income [Abstract]
Expenses and net other income

20. EXPENSES AND NET OTHER INCOME

A. Changes in inventories and raw materials and consumables used

Details of changes in inventories and raw materials and consumables used are as follows:

	Year ended December 31,
(In thousand Euros)	2023	2022	2021
Consumption of finished goods, raw materials and other consumables	87,933	81,002	42,224
Scrap stock, slow moving & obsolete accrual	999	864	311
Work carried out by other companies	6,571	3,739	1,718
Total	95,503	85,605	44,253

Changes to inventories are recorded within the consumption of finished goods, raw materials and other consumables caption.

B. Operating expenses

Operating expenses are primarily as follows:

	Year ended December 31,
(In thousand Euros)	2023	2022	2021
Professional services	11,591	14,129	15,484
Marketing expenses	10,387	23,934	7,329
Delivery	4,580	10,291	3,650
External temporary workers	2,599	4,994	3,582
Office expense	7,970	7,296	3,427
Insurance premium	2,330	3,350	1,594
Utilities and similar expenses	3,310	4,471	1,560
Online platforms fees	1,212	3,381	1,410
Customs duty tax	577	887	1,134
Travel expenses	2,581	4,139	1,000
Short-term and low value leases	2,314	3,454	567
Bank Services	738	880	509
Expected credit loss for trade and other receivables (Note 13)	(120)	1,003	478
Repairs	1,362	509	232
Other impairment and losses (see Note 13)	2,013	2,870	—
Warranty provision (see Note 17)	1,299	1,738	674
Other	5,045	4,229	775
Total	59,788	91,555	43,405

At December 31, 2021, professional services included thousand Euros 8,046 corresponding to costs which were not incremental and directly attributable to the issuance of shares for the Transaction as mentioned in Note 6.

C. Net other income

Details of Net other income are primarily as follows:

	Year ended December 31,
(In thousand Euros)	2023	2022	2021
Negative Goodwill (Note 6)	11,166	—	—
Subsidies (Note 18)	1,706	680	712
Other	1,388	1,164	(56)
Total	14,260	1,844	656